UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNEX New Era Fund –
.
TRNEX New Era Fund–
.
I Class

T. ROWE PRICE New Era Fund
HIGHLIGHTS
The New Era Fund rose but underperformed both the MSCI World Select Natural
Resources Index Net and its peer group, as represented by the Lipper Global
Natural Resources Funds Index.
Relative to the Lipper index, an overweight to the specialty chemicals and underweight to the U.S. mixed explorers and producers industries detracted from relative performance, while an overweight to U.S. oil explorers and producers added value.
Geopolitical turbulence, elevated inflation, and concerns over a global recession created a volatile market environment for many commodities, further exacerbating near-term uncertainty around the timing of price normalization. In this uncertain environment, our goal is to deliver commodity exposure in a better risk-adjusted manner over time by investing in the right cost curves, companies, and valuations.
We are committed to our data-driven, bottom-up stock selection process and our philosophy of buying and holding a diverse selection of fundamentally sound natural resources companies with solid balance sheets and trusted management teams.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE New Era Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE New Era Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Era Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities and also through the stocks of selected nonresource growth companies.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The New Era Fund returned 7.22% in the 12-month period ended
December 31, 2022. The fund trailed both the MSCI World Select Natural
Resources Index Net and the Lipper Global Natural Resources Funds Index.
(Returns for the fund’s I Class shares varied due to their different fee structure.
Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
The fund posted positive
absolute returns, driven by
surging commodity prices
in a market environment
of geopolitical turbulence,
elevated inflation, and
concerns over a global
recession. Most commodities
advanced during the year on
elevated inflation and global
supply chain disruptions that
were exacerbated by the geopolitical conflict in Ukraine.
Within the fund, a meaningful overweight allocation in specialty chemicals, relative to the Lipper index, detracted from relative performance. Continued
supply disruptions and rising input costs were challenging for the industry as the war in Ukraine persisted. Paints and coatings manufacturer Sherwin-
Williams struggled as limited raw materials availability and input cost inflation hurt volumes and weighed on margins. We believe that the company is working through these transitory issues and has taken steps to become more resilient.
In our view Sherwin-Williams remains well positioned to deliver sustained
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
New Era Fund –
.
13.66% 7.22%
New Era Fund–
.
I  Class 13.80 7.41
MSCI World Select Natural
Resources Index Net 13.57 20.97
Lipper Global Natural
Resources Funds Index 13.30 21.12
Lipper Global Natural
Resources Funds Average 12.63 19.00

T. ROWE PRICE New Era Fund

earnings growth in the future given its strong management team and unique business model focused on branding, service, and controlled distribution.
(Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In an environment where global natural gas prices hit multiyear highs throughout the year amid tightening supply, our underweight exposure to the
U.S. mixed exploration and production industry—which is heavily linked to natural gas production—weighed on relative performance. Companies in the industry generated impressive gains; however, even the most robust players in this industry operate at the high end of the natural gas cost curve, and we continue to believe that competition from low-cost associated gas produced by shale frackers poses long-term challenges for U.S.-based natural gas producers.
As a result, we have a bearish view on U.S. natural gas and prefer to focus on energy segments where we can find more valuable idiosyncratic growth stories.
Conversely, an overweight allocation in U.S. oil explorers and producers added value. The industry posted substantial gains for the period, boosted by higher oil prices amid elevated demand and supply concerns due to the
Russia-Ukraine conflict, and our low-cost names outperformed industry peers.
Notably, several of our holdings in this segment—including ConocoPhillips and EOG Resources—generated impressive gains and were among the top contributors to absolute returns. We remain overweight in our high-conviction names within the segment, where we have maintained our disciplined approach and continue to avoid high-cost producers.
How is the fund positioned?
We recognize that the geopolitical climate and microeconomic backdrop have exacerbated near-term uncertainty around the timing of commodity price normalization, and we are adding to companies with strong core businesses and idiosyncratic drivers to help mitigate the risks of an uncertain environment with various potential outcomes. However, our bearish long-
term outlook for oil prices and belief that we are in the midst of a secular downcycle for commodities has not changed. Our positioning reflects our views on commodity cost curves and long-term risk/reward outlooks. With oil productivity continuing to increase, we expect the cost curve—and, therefore, commodity prices—to remain under pressure. We remain underweight energy to reflect our view that the balance of secular and cyclical risks is skewed to the downside, but we believed it was prudent to reduce this wide relative bet given the more complex path to normalization driven by various exogenous risks. Additionally, we favor areas such as chemicals, where we think that the earnings downside risk driven by weaker volumes in an economic slowdown will be offset by recovery of raw materials relief and relatively stronger pricing

T. ROWE PRICE New Era Fund

power in specialty chemicals. We favor companies in industrial gases, as well, that, in our view, can benefit from multiple themes—such as deglobalization and decarbonization—and that also have superior business models that provide support.
While we maintain our
bearish long-term view
on energy, we invested in
idiosyncratic companies
with strong core businesses
to mitigate the risks of an
uncertain environment with
various potential outcomes.
We initiated a position in
global integrated oil giant
Shell, which also has one
of the largest exposures
to liquified natural gas
(LNG) among the major
integrated oil companies. We feel that Shell is well positioned to benefit from the significant structural change in global gas logistics brought about by the war in Ukraine. We also believe that recent management changes at Shell could unlock value and lead to a higher multiple. We reduced our positions in Galp
Energia and Chevron on strength. Within U.S. oil exploration and production, we increased our position in Hess, which has an attractive portfolio of assets, including significant acreage in the Bakken shale. Hess has also benefited from continued offshore development success in Guyana, which is expected to ramp up and drive significant growth in cash flows in the long term. We trimmed our positions in ConocoPhillips and Devon Energy on strength. Within OUS oil and gas exploration and production, we eliminated Aker BP, a Norway-focused offshore oil exploration and production company. In our view, the company has a challenged growth outlook, and we felt shares looked fully valued.
Over the long term, our bearish outlook for commodities makes specialty chemicals an area of focus, thanks in part to the potential margin uplift that some companies may receive from lower input costs. We are overweight the industry, where we favor long-term earnings compounders and names with pricing power that operate high-quality businesses, have the most levers to pull to offset weakness, and offer exposure to potential upside drivers that are independent of the macro environment. Our core paint and coating names are Sherwin-Williams and RPM, as we believe that the pricing power they are able to command should mitigate the effect of higher input costs, thereby positioning them for durable margin improvement as the prices
INDUSTRY DIVERSIFICATION

T. ROWE PRICE New Era Fund

of raw materials normalize. During the period, we eliminated coatings manufacturer PPG Industries. We initiated a position in specialty chemicals company Albemarle, given its leading position in the lithium market. In our view, Albemarle could benefit in the long term from the lithium upcycle driven by a growing supply and demand imbalance in electric vehicles amid increased adoption.
Another important area where we have overweight exposure is the defensive industrial gas industry. We chose to consolidate our holdings during the period, concentrating more on names where we had higher conviction. We eliminated our position in industrial gas company Air Liquide on strength, as we evaluated the risk trade-off of the company’s outsized exposure to weaker European markets. We favor companies such as Linde, one of our core holdings, that we feel can benefit from multiple themes and have superior business models that provide support and resilience. In our view, Linde is a high-quality company with a strong balance sheet and an excellent management team. Given its dominant industry position and diversified businesses, Linde can flex its focus to respond quickly as market needs shift. We like Linde’s attractive secular growth opportunities tied to decarbonization and deglobalization, as well as its defensive qualities and potential to compound value for shareholders.
What is portfolio management’s outlook?
A long-term productivity wave in U.S. shale, which collapsed cost curves, began in 2011 and prompted a secular bear market in oil that has since extended to other commodities. History has shown that commodity cycles tend to last 15 to 20 years on average, and we continue to believe that there is more room for productivity to improve and for the bear market to persist. (Past performance cannot guarantee future results.) The secular dynamic of productivity-driven oil price deflation was exacerbated in early 2020 by dual demand and supply shocks hitting the market, as the global spread of the coronavirus effectively shut down many large economies around the world and drove a negative demand shock that far exceeded any weakness previously seen in oil. We have consistently observed in lengthy historical data sets that oil prices overshoot to the downside after demand shocks to curtail supply and, conversely, overshoot to the upside to incentivize a supply response to a demand recovery before normalizing.
We continue to expect the normalization of prices to more closely reflect the underlying cost curves over time, but we acknowledge that predicting the magnitude and timing of this process has become increasingly complicated by multiple exogenous factors such as weather, policy and recession risks, geopolitics, as well as broader economic supply chain and inflation challenges.
Though we continue to expect a normalization of prices as some of these

T. ROWE PRICE New Era Fund

exogenous factors reverse while productivity continues to improve, recent events mean we are likely to see a more prolonged and difficult normalization process for select commodities. For oil, the demand outlook seems to point to growing odds of a recession in the U.S. and the European Union (EU) creating further downside risk to prices, but there are offsetting upside risks, such as a potential Russian supply reduction and potential demand recovery from the China post-COVID recovery. The U.S. natural gas outlook is currently challenged with more supply and fewer new LNG export facilities opening up over the near term. The near-term EU and LNG outlook is also challenged as warm weather and lower demand has allowed the EU to avoid a gas shortage for this winter. However, as the EU rebuilds inventories for next winter, it does so with materially less Russian gas pipe capacity than last year and stiffer competition from China for LNG as that economy reopens.
We have maintained our disciplined approach and remain focused on where we have an investment edge—in the multiyear structural commodity call—while being respectful of the magnitude and duration of the risks that come with extreme near-term uncertainty on the path to normalization. We will follow what the data tell us, and we see that oil productivity is still improving and has further room to run, pressuring the cost curve and leaving a challenged outlook for energy stocks. We remain underweight energy to reflect our view that the balance of secular and cyclical risks is skewed to the downside—
although we pared this underweight given the factors outlined above. The oil cost curve is influential in the cost curve of many other commodities and informs our bearish views on metals and mining, where we are underweight but less so relative to energy due to the better long-term outlook for select metals. Additionally, we favor areas such as chemicals, where we think that the earnings downside risk driven by weaker volumes in an economic slowdown will be offset by recovery of raw materials relief and relatively stronger pricing power in specialty chemicals. We favor companies in industrial gases, as well, that, in our view, can benefit from multiple themes—such as deglobalization and decarbonization—and that also have superior business models that provide support.

T. ROWE PRICE New Era Fund

Another key tenet of the portfolio process is to deliver commodity exposure in a better risk-adjusted manner over time by investing in the right cost curves, companies, and valuations. One example of this process in action is our meaningful allocation to paper and forest products, where we see the cost curve secularly steepening as incremental supply from paper mill conversions and new pulp capacity required to meet incremental demand are getting increasingly more complex and therefore more capital-intensive. This benefits the lower-cost producers, thus driving an improved pricing/margin outlook. We also see increasing weight placed on environmental, social, and governance issues and the growing interest in creation of biofuels from tree waste as potential long-term opportunities for these companies. Our recent investment in salmon also aligns with our process. We see the cost curve rising as governments, including Norway and Chile, limit supply growth at a time when cyclical post-pandemic recovery and secular demographic changes are increasing demand, thus requiring new supply to come from increasingly complex and expensive sources.
We remain committed to our data-driven, bottom-up stock selection process and our philosophy of buying and holding a diverse selection of fundamentally sound natural resources companies with solid balance sheets and trusted management. Our expansive global research platform continues to assist in identifying those companies that we think can provide long-term capital appreciation for our shareholders, and we believe that the market will reward our disciplined and consistent approach to investing over the long term.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE New Era Fund

Risks of Investing in The New Era Fund
The fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. Funds that invest only in specific industries will experience greater volatility than funds investing in a broad range of industries. The rate of earnings growth of natural resources companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall.
For a more thorough discussion of risks, please see the New Era
Fund’s prospectus.
BENCHMARK INFORMATION
Note: MSCI and its affiliates and third-party sources and providers (collectively,
“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein.
The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. Historical MSCI data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE New Era Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/22
ConocoPhillips 5.7%
TotalEnergies 5.3
EOG Resources 3.6
Chevron 3.5
Hess 3.3
Equinor 3.1
Linde 2.6
Pioneer Natural Resources 2.5
Devon Energy 2.4
BHP Group 2.0
Shell 2.0
Sherwin-Williams 1.9
Boliden 1.8
Nutrien 1.7
Venture Global LNG 1.6
NextEra Energy 1.5
FMC 1.5
Galp Energia 1.4
Darling Ingredients 1.3
Canadian Natural Resources 1.3
Air Products & Chemicals 1.3
RPM International 1.2
Southern Copper 1.2
Packaging Corp. of America 1.2
CF Industries Holdings 1.1
Total 56.0%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE New Era Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
NEW ERA FUND
Note: Performance for the I Class shares will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.

T. ROWE PRICE New Era Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Era Fund –
.
7.22% 5.08% 4.37% – –
New Era Fund–
.
I  Class 7.41 5.24 – 8.72% 12/17/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE New Era Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
New Era Fund 0.70%
New Era Fund–I Class 0.55
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE New Era Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
NEW ERA FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,136.60 $4.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
I Class
Actual   1,000.00   1,138.00   3.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.33   2.91
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%, and
the
2
I Class was 0.57%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Era Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 40.07 $ 32.65 $ 34.40 $ 30.09 $ 36.50
Investment activities
Net investment income
(1)(2)
1.31 0.73 0.61 0.73 0.61
Net realized and unrealized gain/
loss 1.58 7.52 (1.53) 4.33 (6.51)
Total from investment activities 2.89 8.25 (0.92) 5.06 (5.90)
Distributions
Net investment income (1.79) (0.83) (0.78) (0.75) (0.51)
Net realized gain (0.05) — (0.05) — —
Total distributions (1.84) (0.83) (0.83) (0.75) (0.51)
NET ASSET VALUE
End of period $ 41.12 $ 40.07 $ 32.65 $ 34.40 $ 30.09
Ratios/Supplemental Data
Total return
(2)(3)
7.22% 25.33% (2.67)% 16.88% (16.21)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.74% 0.70% 0.72% 0.69% 0.69%
Net expenses after waivers/
payments by Price Associates 0.74% 0.70% 0.72% 0.69% 0.69%
Net investment income 3.18% 1.95% 2.13% 2.22% 1.69%
Portfolio turnover rate 41.5% 33.8% 47.7% 45.2% 51.9%
Net assets, end of period (in
millions) $1,407 $1,664 $1,451 $2,057 $1,905
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Era Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 40.08 $ 32.66 $ 34.40 $ 30.08 $ 36.50
Investment activities
Net investment income
(1)(2)
1.43 0.79 0.65 0.78 0.66
Net realized and unrealized gain/
loss 1.53 7.52 (1.51) 4.33 (6.52)
Total from investment activities 2.96 8.31 (0.86) 5.11 (5.86)
Distributions
Net investment income (1.88) (0.89) (0.83) (0.79) (0.56)
Net realized gain (0.05) — (0.05) — —
Total distributions (1.93) (0.89) (0.88) (0.79) (0.56)
NET ASSET VALUE
End of period $ 41.11 $ 40.08 $ 32.66 $ 34.40 $ 30.08
Ratios/Supplemental Data
Total return
(2)(3)
7.41% 25.51% (2.49)% 17.05% (16.10)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.56% 0.55% 0.56% 0.56% 0.56%
Net expenses after waivers/
payments by Price Associates 0.56% 0.55% 0.56% 0.56% 0.56%
Net investment income 3.47% 2.10% 2.28% 2.36% 1.83%
Portfolio turnover rate 41.5% 33.8% 47.7% 45.2% 51.9%
Net assets, end of period (in
millions) $1,696 $1,407 $1,285 $1,488 $1,367
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Era Fund
December 31, 2022

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.3%
AGRICULTURE 5.1%
Agricultural Products 1.3%
Darling Ingredients  (1) 658,667 41,226
41,226
Fertilizers & Agricultural Chemicals 2.8%
CF Industries Holdings  392,858 33,471
Nutrien  717,344 52,388
85,859
Packaged Foods & Meats 1.0%
Bakkafrost (NOK)  499,170 31,162
31,162
Total Agriculture 158,247
CHEMICALS 10.1%
Diversified Chemicals 1.5%
FMC  376,957 47,044
47,044
Industrial Gases 3.9%
Air Products & Chemicals  128,855 39,721
Linde  249,408 81,352
121,073
Specialty Chemicals 4.7%
Akzo Nobel (EUR)  285,198 19,138
Albemarle  44,808 9,717
Element Solutions  720,361 13,103
RPM International  391,901 38,191
Sherwin-Williams  242,860 57,638
Shin-Etsu Chemical (JPY)  65,500 7,998
145,785
Total Chemicals 313,902
COMMODITY INDUSTRIALS 11.8%
Construction & Engineering 0.6%
Quanta Services  133,094 18,966
18,966
Construction & Farm Machinery & Heavy Trucks 3.1%
AGCO  99,181 13,755
Caterpillar  99,986 23,953
Cummins  136,198 32,999
Deere  57,470 24,641
95,348

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction Materials 1.1%
Martin Marietta Materials  44,456 15,025
Vulcan Materials  105,872 18,539
33,564
Electrical Components & Equipment 2.1%
Hubbell  130,380 30,598
Legrand (EUR)  152,220 12,205
Schneider Electric (EUR)  156,272 21,946
64,749
Industrial Machinery 2.5%
Alfa Laval (SEK)  505,414 14,620
Epiroc, Class B (SEK)  1,363,859 21,941
Sandvik (SEK)  1,118,912 20,220
Weir Group (GBP)  1,095,909 22,044
78,825
Metal & Glass Containers 1.4%
Ball  511,547 26,160
Verallia (EUR)  556,794 18,870
45,030
Railroads 1.0%
Norfolk Southern  63,914 15,750
Union Pacific  74,439 15,414
31,164
Total Commodity Industrials 367,646
ENERGY SERVICES & PROCESSORS 8.4%
Oil & Gas Equipment & Services 5.6%
Baker Hughes  649,913 19,192
Cactus, Class A  426,010 21,411
ChampionX  681,035 19,743
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109  (1)(2)(3)(4) 10,108,939 4,549
Halliburton  559,035 21,998
Liberty Energy, Class A  526,816 8,434
Schlumberger  292,600 15,642
TechnipFMC  (1) 2,384,816 29,071
Tenaris, ADR  500,495 17,598
TGS (NOK)  1,124,341 15,204
172,842
Oil & Gas Storage & Transportation 2.3%
TC Energy  569,073 22,683
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $489  (1)(2)(4) 162 2,397

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $11,184  (1)(2)(4) 3,124 46,220
71,300
Semiconductor Equipment 0.5%
Shoals Technologies Group, Class A  (1) 647,604 15,976
15,976
Total Energy Services & Processors 260,118
EXPLORATION & PRODUCTION 20.7%
OUS Oil & Gas Exploration & Production 1.3%
Canadian Natural Resources (CAD)  716,543 39,791
39,791
U.S. Mixed Exploration & Production 0.9%
Chesapeake Energy  312,700 29,510
29,510
U.S. Oil Exploration & Production 18.5%
ConocoPhillips  1,487,145 175,483
Devon Energy  1,209,928 74,423
EOG Resources  867,068 112,303
Hess  721,699 102,351
Magnolia Oil & Gas, Class A  1,340,928 31,445
Pioneer Natural Resources  346,531 79,144
575,149
Total Exploration & Production 644,450
INTEGRATEDS 15.3%
Integrated Oil & Gas 15.3%
Chevron  608,764 109,267
Equinor (NOK)  2,677,422 96,227
Galp Energia (EUR)  3,196,348 43,121
Shell (GBP)  2,180,473 61,470
TotalEnergies (EUR)  2,610,574 163,874
Total Integrateds 473,959
METALS & MINING 12.8%
Coal & Consumable Fuels 0.3%
NAC Kazatomprom, GDR  315,496 8,860
8,860
Diversified Metals & Mining 10.6%
Anglo American (GBP)  468,266 18,337
BHP Group (AUD)  2,038,032 63,132
Boliden (SEK)  1,448,689 54,416
ERO Copper (CAD)  (1) 784,404 10,798
Grupo Mexico, Series B (MXN)  5,800,114 20,374

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
IGO (AUD)  3,198,916 29,262
Norsk Hydro (NOK)  2,670,470 19,955
OZ Minerals (AUD)  1,028,648 19,389
Reliance Steel & Aluminum  77,958 15,782
Rio Tinto (AUD)  161,442 12,742
South32 (AUD)  9,617,420 26,367
Southern Copper  629,722 38,029
328,583
Precious Metals & Minerals 1.9%
Franco-Nevada (CAD)  130,488 17,787
Northern Star Resources (AUD)  2,500,021 18,709
Perseus Mining (AUD)  6,958,744 10,013
Wesdome Gold Mines (CAD)  (1) 2,080,879 11,496
58,005
Total Metals & Mining 395,448
OTHER 6.0%
Building Products 0.4%
ROCKWOOL, Class B (DKK)  47,698 11,166
11,166
Paper & Forest Products 5.0%
Avery Dennison  105,020 19,008
International Paper  525,839 18,210
Mondi (GBP)  260,536 4,406
Packaging Corp. of America  286,238 36,613
Svenska Cellulosa, Class B (SEK)  1,084,583 13,736
UPM-Kymmene (EUR)  808,143 30,242
West Fraser Timber (CAD)  95,134 6,869
Westrock  268,141 9,428
Weyerhaeuser, REIT  491,451 15,235
153,747
Specialized Reits 0.6%
Rayonier, REIT  527,506 17,387
17,387
Total Other 182,300
UTILITIES 4.1%
Electric Utilities 1.6%
Iberdrola (EUR)  656,791 7,667
NextEra Energy  123,671 10,339
Southern  332,335 23,732
Xcel Energy  124,167 8,705
50,443

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities 2.5%
Ameren  162,536 14,453
CMS Energy  180,871 11,454
Dominion Energy  232,274 14,243
DTE Energy  115,900 13,622
Sempra Energy  162,884 25,172
78,944
Total Utilities 129,387
Total Common Stocks (Cost $1,977,978) 2,925,457
CONVERTIBLE PREFERRED STOCKS 3.6%
AGRICULTURE 1.0%
Fertilizers & Agricultural Chemicals 1.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372  (1)(2)(4) 615,892 30,813
Total Agriculture 30,813
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716  (1)(2)(4) 1,796,201 2,156
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,413  (1)(2)(4) 2,526,018 3,031
Total Commodity Industrials 5,187
METALS & MINING 1.2%
Diversified Metals & Mining 1.2%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843  (1)(2)(4) 83,662 11,118
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506  (1)(2)(4) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697  (1)(2)(4) 280,805 7,697
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,899  (1)
(2)(4) 601,655 8,213
Total Metals & Mining 38,534
UTILITIES 1.2%
Electric Utilities 1.2%
NextEra Energy, 5.279%, 3/1/23  746,709 37,910
Total Utilities 37,910
Total Convertible Preferred Stocks (Cost $77,745) 112,444

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS 0.0%
ENERGY SERVICES & PROCESSORS 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $234  (1)(2)(4) 234,367 234
Total Energy Services & Processors 234
Total Preferred Stocks (Cost $234) 234
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.30%  (5)(6) 59,053,734 59,054
Total Short-Term Investments (Cost $59,054) 59,054
Total Investments in Securities
99.8% of Net Assets
(Cost $2,115,011) $ 3,097,189
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$127,934 and represents 4.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE New Era Fund

ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
DKK Danish Krone
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Tonian Holdings, Series A, Non-Voting Units  $ — $ 415 $ —
Tonian Holdings, Series A, Voting Units  — 582 —
T. Rowe Price Government Reserve Fund, 4.30% — — 552++
Totals $ —# $ 997 $ 552+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
Tonian Holdings, Series A, Non-
Voting Units  $ 1,796 $ — $ 55 $ *
Tonian Holdings, Series A,
Voting Units  2,526 — 77 *
T. Rowe Price Government
Reserve Fund, 4.30% 25,051   ¤   ¤ 59,054
Total $ 59,054^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $552 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $59,054.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Era Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,115,011) $ 3,097,189
Receivable for investment securities sold 3,586
Dividends receivable 3,325
Foreign currency (cost $2,530) 2,550
Receivable for shares sold 2,489
Other assets 5,356
Total assets 3,114,495
Liabilities
Payable for investment securities purchased 7,908
Payable for shares redeemed 2,098
Investment management fees payable 1,467
Due to affiliates 179
Payable to directors 2
Other liabilities 268
Total liabilities 11,922
NET ASSETS $ 3,102,573
Net Assets Consist of:
Total distributable earnings (loss) $ 774,115
Paid-in capital applicable to 75,462,668 shares of $1.00 par value capital stock outstanding; 300,000,000 shares authorized 2,328,458
NET ASSETS $ 3,102,573
NET ASSET VALUE PER SHARE
Investor Class
($1,406,379,390 / 34,202,438 shares outstanding) $ 41.12
I Class
($1,696,194,049 / 41,260,230 shares outstanding) $ 41.11

T. ROWE PRICE New Era Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,040) $ 116,079
Other, non cash 11,762
Securities lending 217
Total income 128,058
Expenses
Investment management 17,197
Shareholder servicing
Investor Class $ 2,690
I Class 159 2,849
Prospectus and shareholder reports
Investor Class 60
I Class 11 71
Custody and accounting 453
Registration 104
Legal and audit 54
Directors 8
Miscellaneous 4
Total expenses 20,740
Net investment income 107,318

T. ROWE PRICE New Era Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 86,023
Foreign currency transactions (1,512)
Net realized gain 84,511
Change in net unrealized gain / loss
Securities 1,667
Other assets and liabilities denominated in foreign currencies (74)
Change in net unrealized gain / loss 1,593
Net realized and unrealized gain / loss 86,104
INCREASE IN NET ASSETS FROM OPERATIONS
$ 193,422

T. ROWE PRICE New Era Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 107,318 $ 60,326
Net realized gain 84,511 222,187
Change in net unrealized gain / loss 1,593 378,775
Increase in net assets from operations 193,422 661,288
Distributions to shareholders
Net earnings
Investor Class (60,447) (34,022)
I Class (82,168) (30,831)
Decrease in net assets from distributions (142,615) (64,853)
Capital share transactions
*
Shares sold
Investor Class 565,476 222,337
I Class 745,741 310,526
Distributions reinvested
Investor Class 58,100 31,785
I Class 78,265 30,337
Shares redeemed
Investor Class (899,588) (363,362)
I Class (567,688) (493,061)
Decrease in net assets from capital share
transactions (19,694) (261,438)

T. ROWE PRICE New Era Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase during period 31,113 334,997
Beginning of period 3,071,460 2,736,463
End of period $ 3,102,573 $ 3,071,460
*Share information (000s)
Shares sold
Investor Class 13,610 5,922
I Class 18,269 8,141
Distributions reinvested
Investor Class 1,418 813
I Class 1,911 775
Shares redeemed
Investor Class (22,344) (9,651)
I Class (14,041) (13,159)
Decrease in shares outstanding (1,177) (7,159)

T. ROWE PRICE New Era Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.
The fund has two classes of shares: the New Era Fund (Investor Class) and the New Era
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the
Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from

T. ROWE PRICE New Era Fund

REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE New Era Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant

T. ROWE PRICE New Era Fund

observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE New Era Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2022, totaled $23,621,000 for the year ended December 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,846,737 $ 1,025,554 $ 53,166 $ 2,925,457
Convertible Preferred Stocks — 37,910 74,534 112,444
Preferred Stocks — — 234 234
Short-Term Investments 59,054 — — 59,054
Total $ 1,905,791 $ 1,063,464 $ 127,934 $ 3,097,189

T. ROWE PRICE New Era Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
12/31/22
Investment in Securities
Common Stocks $ 29,661 $ 23,505 $ — $ — $ 53,166
Convertible Preferred Stocks 55,346 116 19,204 (132) 74,534
Preferred Stocks — — 234 — 234
Total $ 85,007 $ 23,621 $ 19,438 $ (132) $ 127,934
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 53,166 Market
comparable
Enterprise
value to sales
multiple
2.4x 2.4x Increase
Enterprise
value to
EBITDA
multiple
10.1x
- 16.5x
10.6x Increase
Projected
enterprise
value to
EBITDA
multiple
14.0x 14.0x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Preferred
Stocks
$ 234 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease
Convertible
Preferred
Stocks
$ 74,534 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.3x
- 2.6x
2.4x Increase
Sales growth
rate
32%
- 34%
33% Increase
Projected
enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Discount rate
for cost of
capital
20% 20% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Era Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,309,025,000 and $1,363,700,000, respectively, for the year ended
December 31, 2022.

T. ROWE PRICE New Era Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency losses and differences in treatment of corporate actions.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 142,615 $ 64,853
($000s)
Cost of investments $ 2,159,618
Unrealized appreciation $ 1,088,263
Unrealized depreciation (150,837)
Net unrealized appreciation (depreciation) $ 937,426

T. ROWE PRICE New Era Fund

At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and the recognition of income on contingent debt obligations. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2022, the fund utilized
$51,095,000 of capital loss carryforwards.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 8,372
Net unrealized appreciation (depreciation) 937,426
Loss carryforwards and deferrals (171,683)
Total distributable earnings (loss) $ 774,115

T. ROWE PRICE New Era Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
The I Class is subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the
I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the
I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
I Class
Expense limitation/I Class Limit 0.05%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE New Era Fund

Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $1,665,000 for T. Rowe Price Services, Inc.; and $67,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2022, this reimbursement amounted to $37,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity

T. ROWE PRICE New Era Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Era Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price New Era Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Era Fund, Inc. (the "Fund") as of
December 31, 2022, the related statement of operations for the year ended December
31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Era Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Era Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $37,605,000 from short-term capital gains.
For taxable non-corporate shareholders, $154,750,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $58,200,000 of the fund's income qualifies for the dividends-
received deduction.

T. ROWE PRICE New Era Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE New Era Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE New Era Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE New Era Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE New Era Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Era Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With New Era Fund Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE New Era Fund

Name (Year of Birth)
Position Held With New Era Fund Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Ryan S. Hedrick, CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jonathan R. Hussey, CFA (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Vineet Khanna (1989)
Vice President
Employee, T. Rowe Price; formerly, Equity Securities
Associate, LaSalle Investment Management (to
2018)
Shinwoo Kim (1977)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Priyal Maniar, CFA (1991)
Vice President
Vice President, T. Rowe Price; formerly, Senior
Research Analyst, Brandywine Global (to 2021)
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Kevin Mastalerz (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Heather K. McPherson, CPA (1967)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
John Corbin Qian (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Thomas A. Shelmerdine (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Craig A. Thiese (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and Price International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE New Era Fund

Name (Year of Birth)
Position Held With New Era Fund Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582733
F41-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023